Summary of Significant Accounting Policies - Summary of Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (5,739)	$ 5,310	$ 44,638
Adjustments to reconcile net income to net cash provided by operating activities
Others	75,826
Changes in operating assets and liabilities
Prepaid expenses and other current assets	2,629	(5,079)	(7,694)
Other	4,801
Net cash provided by operating activities	77,517	75,921	86,748
Net cash used in investing activities	(42,327)	(183,025)	(238,153)
Net cash provided used in financing activities	(25,784)	111,941	120,898
Net increase in cash, cash equivalents and restricted cash	9,406	4,837	(30,507)
Cash, cash equivalents and restricted cash at beginning of year	62,109	57,272	87,779
Cash, cash equivalents and restricted cash at end of year	71,515	62,109	$ 57,272
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(1,063)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	1,063
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(6,802)
Adjustments to reconcile net income to net cash provided by operating activities
Others	75,826
Changes in operating assets and liabilities
Prepaid expenses and other current assets	3,692
Other	4,801
Net cash provided by operating activities	77,517
Net cash used in investing activities	(42,327)
Net cash provided used in financing activities	(25,784)
Net increase in cash, cash equivalents and restricted cash	9,406
Cash, cash equivalents and restricted cash at beginning of year	62,109
Cash, cash equivalents and restricted cash at end of year	$ 71,515	$ 62,109